Share Capital	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share Capital
30. SHARE CAPITAL

	Group
	Ordinary shares of £0.10 each		£300m Preference shares of £1,000 each		Total
Issued and fully paid share capital	No.	£m	No.	£m	£m
At 1 January 2018, 31 December 2018 and 1 January 2019	31,051,768,866	3,105	13,780	14	3,119
Redemption of preference shares	0	0	(13,780)	(14)	(14)

At 31 December 2019	31,051,768,866	3,105	0	0	3,105

	Group

Share premium	2019 £m	2018 £m
At 1 January and 31 December	5,620	5,620

The Company has one class of ordinary shares which carries no right to fixed income. The Company’s £325m sterling preference shares are classified as Subordinated Liabilities as described in Note 26.
Fixed/Floating Rate
Non-Cumulative
Callable Preference Shares
The remaining preference shares were redeemed at the option of Santander UK plc on 24 May 2019.